Organization and Nature of Operations (Details) - Schedule of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
Tianyu Shengfeng Logistics Group Co., Ltd. (“Tianyu”, formerly known as “Fujian Tianyu Shengfeng Logistics Co., Ltd “) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 16, 2020
Percentage of direct or indirect	100.00%
Principal activities	Investment holding of Shengfeng VIE
VIE [Member] | Shengfeng Logistics Group Co., Ltd. (“Shengfeng VIE” or “Shengfeng Logistics”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 07, 2001
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Fuqing Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 15, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Xiamen Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 22, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Guangdong Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Guangdong, the PRC
Date of incorporation or acquisition	Dec. 30, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Hainan Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hainan, the PRC
Date of incorporation or acquisition	Aug. 18, 2020
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Beijing Tianyushengfeng E-commerce Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Beijing, the PRC
Date of incorporation or acquisition	Jan. 09, 2004
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Beijing Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Beijing, the PRC
Date of incorporation or acquisition	Apr. 13, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Guizhou) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Guizhou, the PRC
Date of incorporation or acquisition	Aug. 15, 2017
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Tianjin) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Tianjin, the PRC
Date of incorporation or acquisition	Mar. 08, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Shandong) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Shandong, the PRC
Date of incorporation or acquisition	Mar. 15, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics Hebei Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hebei, the PRC
Date of incorporation or acquisition	Feb. 17, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Henan) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Henan, the PRC
Date of incorporation or acquisition	Mar. 28, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Liaoning) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Liaoning, the PRC
Date of incorporation or acquisition	Mar. 02, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Yunnan) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Yunnan, the PRC
Date of incorporation or acquisition	Jan. 25, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics (Guangxi) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Guangxi, the PRC
Date of incorporation or acquisition	Feb. 01, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Hubei Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hubei, the PRC
Date of incorporation or acquisition	Dec. 15, 2010
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Logistics Group (Shanghai) Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	Aug. 26, 2015
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shanghai Shengxu Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	Jun. 04, 2003
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Hangzhou Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Zhejiang, the PRC
Date of incorporation or acquisition	Jun. 10, 2010
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Nanjing Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Jiangsu, the PRC
Date of incorporation or acquisition	Aug. 30, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Suzhou Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Jiangsu, the PRC
Date of incorporation or acquisition	Jan. 14, 2005
Percentage of direct or indirect	90.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Suzhou Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Jiangsu, the PRC
Date of incorporation or acquisition	Aug. 09, 2019
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Jun. 19, 2014
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Fuzhou Shengfeng Transportation Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 18, 2019
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Sichuan Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Sichuan, the PRC
Date of incorporation or acquisition	Jun. 27, 2019
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Fujian Shengfeng Logistics Co., Ltd.[Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 02, 2020
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Fujian Dafengche Information Technology Co. Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Aug. 26, 2020
Percentage of direct or indirect	100.00%
Principal activities	Software engineering
VIE [Member] | Ningde Shengfeng Logistics Co. Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC	[1]
Date of incorporation or acquisition	Nov. 12, 2018	[1]
Percentage of direct or indirect	51.00%	[1]
Principal activities	Transportation and warehouse storage management service	[1]
VIE [Member] | Fujian Fengche Logistics Co., Ltd.(e) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC	[2]
Date of incorporation or acquisition	Oct. 28, 2020	[2]
Percentage of direct or indirect	0.00%	[2]
Principal activities	Transportation service	[2]
VIE [Member] | Shengfeng Logistics (Zhejiang) Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Zhejiang, the PRC
Date of incorporation or acquisition	Feb. 01, 2021
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Chengdu Shengfeng Supply Chain Management Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Chengdu, the PRC
Date of incorporation or acquisition	Oct. 12, 2021
Percentage of direct or indirect	100.00%
Principal activities	Supply chain management service
VIE [Member] | Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Sep. 23, 2022
Percentage of direct or indirect	100.00%
Principal activities	Supply chain management service
VIE [Member] | Anhui Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Anhui, the PRC
Date of incorporation or acquisition	Nov. 29, 2023
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
VIE [Member] | Yichun Shengfeng Logistics Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Jiangxi, the PRC	[3]
Date of incorporation or acquisition	Dec. 01, 2022	[3]
Percentage of direct or indirect	100.00%	[3]
Principal activities	Transportation and warehouse storage management service	[3]
VIE [Member] | Fujian Shengfeng Smart Technology Co., Ltd. (“SF Smart”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC	[4]
Date of incorporation or acquisition	Apr. 20, 2023	[4]
Percentage of direct or indirect	100.00%	[4]
Principal activities	Property management service	[4]
VIE [Member] | Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Shenzhen, the PRC	[5]
Date of incorporation or acquisition	May 19, 2023	[5]
Percentage of direct or indirect	100.00%	[5]
Principal activities	Supply chain management service	[5]
VIE [Member] | Fujian Pingtan Tianyu Shengfeng Technology Co., Ltd. (“Pingtan SF”) [ Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the PRC	[6]
Date of incorporation or acquisition	Sep. 27, 2023	[6]
Percentage of direct or indirect	100.00%	[6]
Principal activities	Supply chain management service	[6]
VIE [Member] | Hubei Tianyu Shengfeng Logistics Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hubei, the PRC
Date of incorporation or acquisition	Nov. 14, 2023
Percentage of direct or indirect	100.00%
Principal activities	Transportation and supply chain management service
VIE [Member] | Wanzai Shengfeng Logistics Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Jiangxi, the PRC
Date of incorporation or acquisition	Jan. 04, 2024
Percentage of direct or indirect	100.00%
Principal activities	Transportation and supply chain management service

[1]	On January 5, 2022, Shengfeng Logistics entered into a share transfer agreement with Fuzhou Puhui Technology Co., Ltd. (“Fuzhou Puhui”), an unrelated third party, to transfer its 49% equity interest in Ningde Shengfeng Logistics Co., Ltd. (“Ningde Shengfeng”) to Fuzhou Puhui. After the transaction, the Company owned a 51% equity interest in Ningde Shengfeng.
[2]	On June 5, 2023, 100% equity interest in Fujian Fengche Logistics Co., Ltd. was transferred to third parties.
[3]	On May 29, 2023, Yichun Shengfeng Logistics Co., Ltd. became a wholly owned subsidiary of Tianyu.
[4]	On April 20, 2023, SF Smart was set up in Fujian, China, with 55% of the equity interests owned by Tianyu, and 45% of the equity interests owned by Shengfeng Supply Chain Management Co., Ltd. For the year ended December 31, 2023, Tianyu, entered into an equity purchase agreement to sell its 51% equity interest in Pingtan SF and Pingtan SF’s subsidiary (SF Smart) to a third party. The transaction was completed on March 13, 2024.
[5]	On May 19, 2023, Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd. was set up in Shenzhen, China. This entity is fully owned by Tianyu and will provide supply chain management service in the future.
[6]	On September 27, 2023, Pingtan SF was set up in Fujian, China, with 51% of the equity interests owned by Tianyu, and 49% of the equity interests owned by Shengfeng Supply Chain Management Co., Ltd. Tianyu further entered into an agreement to sell 51% equity interest of Pingtan SF and Pingtan SF’s subsidiary (SF Smart) to a third party for a consideration of $7.2 million (RMB51.0 million). Tianyu received $2.8 million (RMB20.0 million) as of December 31, 2023 and received the remaining balance subsequently. The transaction was completed on March 13, 2024.